Cash and Restricted Cash	12 Months Ended
Apr. 30, 2025
Cash and cash equivalents [abstract]
Cash and Restricted Cash

4. Cash and Restricted Cash

As at April 30, 2025, the Company held cash of $12,935 (April 30, 2024: $21,100). In addition, the Company held restricted cash of $110 (April 30, 2024: $110). Restricted cash held at April 30, 2025 relates to security for a corporate credit card.